Shareholder Report, Holdings (Details)	Sep. 30, 2025
Curasset Capital Management Core Bond Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
Curasset Capital Management Core Bond Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.35%
Curasset Capital Management Core Bond Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Curasset Capital Management Core Bond Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Curasset Capital Management Core Bond Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Curasset Capital Management Core Bond Fund Founders Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Curasset Capital Management Core Bond Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.36%
Curasset Capital Management Core Bond Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Curasset Capital Management Core Bond Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Curasset Capital Management Core Bond Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Curasset Capital Management Core Bond Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Curasset Capital Management Core Bond Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Curasset Capital Management Core Bond Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Curasset Capital Management Core Bond Fund Founders Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Curasset Capital Management Core Bond Fund Founders Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Curasset Capital Management Core Bond Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
Curasset Capital Management Core Bond Fund Institutional Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
Curasset Capital Management Core Bond Fund Institutional Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.35%
Curasset Capital Management Core Bond Fund Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Curasset Capital Management Core Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Curasset Capital Management Core Bond Fund Institutional Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Curasset Capital Management Core Bond Fund Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Curasset Capital Management Core Bond Fund Institutional Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.36%
Curasset Capital Management Core Bond Fund Institutional Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Curasset Capital Management Core Bond Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Curasset Capital Management Core Bond Fund Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Curasset Capital Management Core Bond Fund Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Curasset Capital Management Core Bond Fund Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Curasset Capital Management Core Bond Fund Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Curasset Capital Management Core Bond Fund Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Curasset Capital Management Core Bond Fund Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Curasset Capital Management Core Bond Fund Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Curasset Capital Management Core Bond Fund Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Curasset Capital Management Core Bond Fund Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
Curasset Capital Management Limited Term Income Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.49%
Curasset Capital Management Limited Term Income Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.53%
Curasset Capital Management Limited Term Income Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Curasset Capital Management Limited Term Income Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Curasset Capital Management Limited Term Income Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Curasset Capital Management Limited Term Income Fund Founders Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Curasset Capital Management Limited Term Income Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.38%
Curasset Capital Management Limited Term Income Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Curasset Capital Management Limited Term Income Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
Curasset Capital Management Limited Term Income Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Curasset Capital Management Limited Term Income Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Curasset Capital Management Limited Term Income Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Curasset Capital Management Limited Term Income Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Curasset Capital Management Limited Term Income Fund Founders Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Curasset Capital Management Limited Term Income Fund Founders Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Curasset Capital Management Limited Term Income Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%